INCOME TAXES (Schedule of taxes on income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on income
Current	$ 76	$ 6	$ 63
Deferred	(60)	16	(42)
Prior year taxes	29
Taxes on income	45	22	21
Taxes on income by jurisdiction
Domestic
Foreign	45	22	21
Taxes on income	$ 45	$ 22	$ 21